Transmission Rights and Programming (Tables)	12 Months Ended
Dec. 31, 2022
Transmission Rights and Programming.
Schedule of transmission rights and programming

	2022		2021
Transmission rights	Ps.	1,911,126	Ps.	14,743,043
Programming		—		5,689,652
		1,911,126		20,432,695
Non-current portion of:
Transmission rights		1,022,782		9,823,088
Programming		—		3,017,938
		1,022,782		12,841,026
Current portion of transmission rights and programming	Ps.	888,344	Ps.	7,591,669